As filed with the Securities and Exchange Commission on July 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2004

Date of reporting period: April 30, 2004

Item 1. Report to Stockholders.

SEGAL L BRYANT & HAMILL MID CAP FUND

Annual Report April 30, 2004

Segall Bryant & Hamill Mid Cap Fund

May 31st, 2004

Dear Shareholders:

For the one-year period ending April 30th, 2004, the Segall Bryant & Hamill Mid Cap Fund’s total return at NAV was 29.15 percent. This compares to the performance of the Russell Mid Cap Index of 35.45 percent. Performance quoted represents past performance and is no guarantee of future results. Please refer to page 5 of the report for complete performance information.

As we communicated to you in the past, we feel that the opportunity for investing in the mid capitalization tier of the market continues to be attractive. The past three years has seen a shift out of large capitalization companies and into mid capitalization companies. For the three-year period ending April 30th, 2004 the S&P 500 Index (a proxy for the large cap market) has a negative 12 percent return while the Russell Mid Cap Index has a positive 11 percent return. While the valuation gap between the two market tiers has narrowed, there is still plenty of value to be found in mid cap stocks. We believe that we can find companies in this area of the market that meet our investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged: consistently high return on invested capital (ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

Over the past year, there has been a dramatic shift in the investment landscape. As the economy has bottomed due to the aggressive easing by the Federal Reserve, ’lower quality’, aggressive stocks have performed very well. Companies that have had steep earnings declines, unhealthy balance sheets and weak markets have dramatically outperformed ’higher quality’ stable growth companies. According to Merrill Lynch’s quantitative research, ’high quality’ stocks (B+ and better) have returned 27.96 percent over the one-year period ending April 30, 2004, and ’low quality’ stocks (B and lower) have returned 45.75 percent (see chart below). This dichotomy in performance is typical as the economy recovers, but the magnitude of the outperformance in this cycle is the greatest it has been in over forty years. From what history has shown us, we believe that most of this relative outperformance is behind us. In the past ten periods when ’lower quality’ stocks have outperformed ’higher quality’ stocks, the subsequent twelve month period has seen a dramatic reversal of this performance.

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Segall Bryant & Hamill Mid Cap Fund

Past performance is no guarantee of future results.

Our outlook for the economy is for continued strong growth in the first half 2004, slowing to more substanable levels in the back half of the year and into 2005. The two key issues for the equity market to deal with over the next year is the tighter interest rate policy of the Federal Reserve and the slowing of the corporate profit cycle. We feel the combination of these two factors should lead to ’higher quality’ stocks outpacing ’lower quality’ issues. Also, our focus on finding truly unique companies with consistent earning growth should decrease the Fund’s overall volatility during uncertain periods.

Our focus on high ROI mid capitalization stocks has led us to invest in companies we believe are very solid and that operate in unique industry settings. This strategy leads us to concentrate the Fund on the growth segments of the economy such as Health Care, Technology and Finance. We will tend to be overweight in these sectors and focus less on the more cyclical sectors of the market.

We remain confident that our selection process should lead to above-average results over time. By focusing on mid cap growth companies with reasonable valuations, we believe that our shareholders will benefit from both the attractive valuation levels of this sector of the market and owning high quality growth companies.

David P. Kalis, CFA

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Segall Bryant & Hamill Mid Cap Fund

The Fund invests in medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The fund may also invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Russell Mid Cap Index measures the performance of the 800 smallest companies contained with the largest 1000 companies of the Russell 3000 Index, an index which represents 98% of the investable U.S. equity market. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Indices do not incur expenses and are not available for investment. Sector allocations are subject to change and are not a recommendation to buy or sell any security within a sector.

Quasar Distributors, LLC, Distributor. (06/04)

4

  Total return as of April 30, 2004:

		Annualized

				Since Inception
	1 year	3 year	5 year	(4/1/99)

Segall Bryant & Hamill Mid Cap Fund	29.15%	1.08%	4.94%	5.91%
Lipper Mid Cap Core Funds Index	33.50%	3.77%	7.99%	9.05%
Russell Mid Cap Index	35.45%	4.92%	6.09%	7.39%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-829-8413.

Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. The Fund imposes a 1.00% redemption fee on shares held for less than 60 days. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Russell Mid Cap Index measures the performance of the 800 smallest companies contained within the largest 1,000 companies of the Russell 3,000 Index - An Index which represents approximately 98% of the investable U.S. equity market.

The Lipper Mid Cap Core Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid Cap 400 Index. The funds in this index have a similar investment objective as the Segall Bryant & Hamill Mid Cap Fund. Indices do not incur expenses and are not available for investment.

Average annual total return represents the average change in account value over the periods indicated.

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Segall Bryant & Hamill Mid Cap Fund

SCHEDULE OF INVESTMENTS at April 30, 2004

Shares	COMMON STOCKS: 98.27%	Market Value

	Advertising: 1.88%
7,075	Lamar Advertising Co.*	$290,499

	Banks: 5.69%
4,075	City National Corp	251,224
5,525	Comerica, Inc.	285,256
11,100	South Trust Corp.	344,988

		881,468

	Broadcasting-Media: 2.50%
11,450	Univision Communications, Inc. – Class A*	387,582

	Computer Products/Services: 6.18%
6,475	Affiliated Computer Services, Inc. – Class A*	314,038
3,450	CDW Corp.	215,591
8,550	SunGard Data Systems, Inc.*	222,898
7,650	VERITAS Software Corp.*	204,025

		956,552

	Consumer Products: 3.09%
9,050	Pactiv Corp.*	207,697
10,150	Rayovac Corp.*	270,497

		478,194

	Electronics: 6.34%
12,675	Altera Corp.*	253,627
7,000	Gentex Corp.	275,310
8,425	Jabil Circuit, Inc.*	222,336
8,225	Microchip Technology, Inc.	230,464

		981,737

	Engineering: 1.86%
6,900	Jacobs Engineering Group, Inc.*	287,799

	Financial: 4.65%
4,110	Ambac Financial Group, Inc.	283,590
5,185	Eaton Vance Corp.	189,304
7,225	Jefferies Group, Inc. (New)	246,373

		719,267

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Segall Bryant & Hamill Mid Cap Fund

SCHEDULE OF INVESTMENTS at April 30, 2004, Continued

Shares		Market Value

	Financial Guarantee Insurance: 1.13%
2,375	MGIC Investment Corp.	$174,847

	Food: 2.07%
9,100	Performance Food Group Co.*	319,683

	Healthcare: 4.72%
6,550	Biomet, Inc.	258,725
3,500	Charles River Laboratories International, Inc.*	161,000
5,925	Respironics, Inc.*	310,529

		730,254

	Industrial Gases: 1.50%
4,650	Air Products and Chemicals, Inc.	231,617

	Insurance: 3.27%
3,645	Everest Re Group, Ltd.#	310,481
5,550	Principal Financial Group, Inc.	195,915

		506,396

	Internet: 1.53%
7,400	Avocent Corp.*	237,466

	Laboratory Equipment/Instruments: 1.72%
4,550	Fisher Scientific International, Inc.*	266,402

	Leisure: 2.49%
9,500	Royal Caribbean Cruises, Ltd.#	385,035

	Manufacturing: 10.86%
2,500	Danaher Corp.	231,300
10,987	Graco, Inc.	309,833
10,950	Littelfuse, Inc.*	420,480
6,67	Mettler-Toledo International, Inc.*	299,174
8,650	Roper Industries, Inc.	419,958

		1,680,745

	Optical Supplies: 2.19%
4,575	Alcon, Inc. #	339,694

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Segall Bryant & Hamill Mid Cap Fund

SCHEDULE OF INVESTMENTS at April 30, 2004, Continued

Shares		Market Value

	Personal Care: 2.15%
7,275	The Estee Lauder Companies, Inc. – Class A	$332,540

	Petroleum: 6.91%
6,080	Apache Corp.	254,570
9,650	Global Santa Fe Corp.#	254,471
5,490	Smith International, Inc*	300,578
5,275	Stone Energy Corp.*	259,530

		1,069,149

	Power Supply Equipment: 139%
11,525	American Power Conversion Corp.	215,057

	Radio: 1.98%
16,100	Radio One, Inc. – Class A*	307,188

	Retail: 4.83%
7,900	Family Dollar Stores, Inc.	253,906
5,250	Kohl’s Corp.	219,398
6,101	O’Reilly Automotive, Inc.*	273,874

		747,178

	Services: 7.46%
6,300	ChoicePoint, Inc.*	276,696
6,875	Cintas Corp.	309,100
9,515	Ecolab, Inc.	283,547
10,475	Robert Half International, Inc.	285,653

		1,154,996

	Technology: 3.04%
6,510	Intuit, Inc.*	276,480
16,162	Symbol Technologies, Inc.	193,944

		470,424

	Telecommunication Equipment: 1.33%
12,175	Andrew Corp.*	206,366

	Transportation: 2.08%
7,850	C.H. Robinson Worldwide, Inc.	322,164

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Segall Bryant & Hamill Mid Cap Fund

SCHEDULE OF INVESTMENTS at April 30, 2004, Continued

Shares		Market Value

	Waste Disposal: 3.43%
10,225	Republic Services, Inc.	$294,684
4,950	Stericycle, Inc.*	236,709

		531,393

	Total Common Stocks
	(Cost $12,491,754)	15,211,692

	SHORT-TERM INVESTMENTS: 2.26%

350,411	Federated Cash Trust Money Market
	(Cost $350,411)	350,411

	Total Investments in Securities
	(Cost $12,842,165): 100.53%	15,562,103
	Liabilities in Excess of
	Other Assets: (0.53%)	(81,714)
	Net Assets: 100.00%	$15,480,389

* Non-income producing security. # U.S. exchange traded security of a foreign issuer.
# See accompanying Notes to Financial Statements.

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Segall Bryant & Hamill Mid Cap Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2004

ASSETS
Investments in securities, at value (identified cost $12,842,165)	$15,562,103
Receivables
Dividends and interest	4,389
Prepaid expenses	10,011

Total assets	15,576,503

LIABILITIES
Payables
Securities purchased	64,044
Audit fees	15,471
Transfer agent fees	4,258
Fund accounting fees	3,847
Administration fees	2,620
Custodian fees	1,074
Due to Advisor	491
Accrued expenses	4,309

Total liabilities	96,114

NET ASSETS	$15,480,389

Net asset value, offering and redemption price per share
[$15,480,389 / 1,184,074 shares outstanding; unlimited
Number of shares (par value $0.01) authorized]	$13.07

COMPONENTS OF NET ASSETS
Paid-in capital	$13,643,143
Accumulated net realized loss on investments	(882,692)
Net unrealized appreciation on investments	2,719,938

Net assets	$15,480,389

See accompanying Notes to Financial Statements

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Segall Bryant & Hamill Mid Cap Fund

STATEMENT OF OPERATIONS
For the Year Ended April 30, 2004

INVESTMENT INCOME
Income
Dividends (net of withholding tax $1,435)	$91,285
Interest	1,273

Total income	92,558

Expenses
Advisory fees (Note 3)	105,269
Distribution fees (Note 4)	35,090
Administration fees (Note 3)	30,459
Transfer agent fees	25,537
Fund accounting fees	22,112
Audit fees	20,617
Registration fees	14,045
Reports to shareholders	8,023
Legal fees	7,524
Trustee fees	7,191
Custody fees	5,559
Miscellaneous fees	3,360
Insurance fees	2,008

Total expenses	286,794
Less: advisory fee waiver (Note 3)	(90,291)

Net expenses	196,503

Net investment loss	(103,945)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	514,891
Net change in unrealized appreciation/(depreciation) on investments	2,962,371

Net realized and unrealized gain on investments	3,477,262

Net increase in Net Assets Resulting from Operations	$3,373,317

See accompanying Notes to Financial Statements.

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Segall Bryant & Hamill Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30, 2004	Year Ended April 30, 2003

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(103,945)	$(84,634)
Net realized gain/loss on security transactions	514,891	(759,868)
Net change in unrealized appreciation/(depreciation) on investments	2,962,371	(1,222,001)

Net increase/(decrease) in net assets resulting from operations	3,373,317	(2,066,503)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change in outstanding shares (a)	746,158	774,614

Total increase/(decrease) in net assets	4,119,475	(1,291,889)

NET ASSETS
Beginning of year	11,360,914	12,652,803

End of year	$15,480,389	$11,360,914

Accumulated net investment income	-	-

(a) A summary of share transaction is as follows:

	Year Ended April 30, 2004		Year Ended April 30, 2003

	Shares	Value	Shares	Value

Shares sold	128,184	$1,554,248	212,141	$2,142,880
Shares redeemed	(66,698)	(808,090)	(132,165)	(1,368,266)

Net increase	61,486	$746,158	79,976	$774,614

See accompanying Notes to Financial Statements.

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Segall Bryant & Hamill Mid Cap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended April 30,
	2004	2003	2002	2001	2000

Net asset value, beginning of year	$10.12	$12.14	$13.23	$14.37	$13.14

Income from investment operations:
Net investment loss	(0.09)	(0.08)	(0.08)	(0.09)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.04	(1.94)	(0.46)	1.25	1.99

Total from investment operations	2.95	(2.02)	(0.54)	1.16	1.88

Less distributions:
Dividends from net realized gain	-	-	(0.55)	(2.30)	(0.65)

Net asset value, end of year	$13.07	$10.12	$12.14	$13.23	$14.37

Total return	29.15%	(16.64%)	(3.99%)	7.13%	14.93%

Ratios/supplemental data:
Net assets, end of year (thousands)	$15,480	$11,361	$12,653	$11,453	$10,190

Ratio of expenses to average net assets:
Before expense reimbursement	2.05%	2.31%	2.14%	2.17%	2.51%
After expense reimbursement	1.40%	1.40%	1.40%	1.40%	1.40%

Ratio of net investment loss to average net assets:
After expense reimbursement	(0.74%)	(0.80%)	(0.73%)	(0.72%)	(0.78%)

Portfolio turnover rate	46.09%	36.67%	63.38%	89.84%	114.39%

See accompanying Notes to Financial Statements.

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Segall Bryant & Hamill Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2004

 NOTE 1 – ORGANIZATION

The Segall Bryant & Hamill Mid Cap Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 1999. The Fund’s objective is to seek growth of capital by investing in medium-capitalization (“mid-cap”) companies with income as a secondary objective.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.    Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.    Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and

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Segall Bryant & Hamill Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS, Continued

        net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.    Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.    Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended April 30, 2004, the Fund decreased paid in capital by $103,945 and increased undistributed net investment income by $103,945 due to certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended April 30, 2004, Segall Bryant & Hamill (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended April 30, 2004, the Fund incurred $105,269 in Advisory Fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.40% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the

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Segall Bryant & Hamill Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS, Continued

operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For year ended April 30, 2004, the Advisor reduced its fees in the amount of $90,291; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $358,977 at April 30, 2004. Accumulative expenses subject to recapture expire as follows:

Year	Amount
2005	$173,010
2006	$95,676
2007	$90,291

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

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Segall Bryant & Hamill Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS, Continued

 NOTE 4 – DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the year ended April 30, 2004, the Fund paid the Distribution Coordinator $35,090.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended April 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,162,239 and $6,174,904 respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

Net investment income / (loss) and net realized gains / (losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

There were no distributions paid during the years ended April 30, 2004 and 2003.

As of April 30, 2004, the components of capital on a tax basis were as follows:

Cost of investments	$12,948,893

Gross unrealized appreciation	2,947,537
Gross unrealized depreciation	(334,327)

Net unrealized appreciation	$2,613,210

Accumulated net investment income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated gains / (losses)	$(775,964)

Total accumulated earnings / (losses)	$1,837,246

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Segall Bryant & Hamill Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS, Continued

At April 30, 2004, the Fund had a net capital loss carryforward of ($775,964), of which ($317,214) expires in 2010 and ($458,750) expires in 2011.

NOTE 7 – CHANGE OF AUDITORS

On June 13, 2003, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent auditors for Segall Bryant & Hamill Mid Cap Fund (the “Fund”), a series of Advisors Series Trust (the “Company”). On June 13, 2003, the Company retained Tait, Weller & Baker (“Tait”) as the independent auditors for the Funds. The retention of Tait as the independent auditors of the Fund has been approved by the Company’s Audit Committee and Board of Trustees.

18

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

 To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities of Segall Bryant & Hamill Mid Cap Fund, a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2003 and the financial highlights for each of the four years in the period ended April 30, 2003 were audited by other auditors, whose report dated June 6, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Segall Bryant & Hamill Mid Cap Fund as of April 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
June 9, 2004

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Segall Bryant & Hamill Mid Cap Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

 How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-829-8413 or on the U.S. Securities and Exchange Commission’s website at sec.gov.

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Segall Bryant & Hamill Mid Cap Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address, Position with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen By Trustee
Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way Glendora, CA 91741 Trustee Management Consultant. Other Directorships: Nicholas-Applegate Funds Citigroup, Pimco Advisors, LLP and Senele Group
James Clayburn LaForce, Born 1927	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of
Management, University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Black Rock Funds,
Jacobs Engineering, Arena Pharmaceuticals, Cancervax

Donald E. O’Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January, 1997)
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way Glendora, CA 91741 Trustee Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993 Trustee: E*Trade Funds

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Segall Bryant & Hamill Mid Cap Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Name, Age Address, Position with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen By Trustee
George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way Glendora, CA 91741 Trustee Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the
Fund’s administrator (since July 2001); Treasurer, Investec
Funds; formerly, Executive Vice President, Investment
Company Administration, LLC (ICA”) (The Fund’s former
Administrator).

Rodney A. DeWalt, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund
Services, LLC (since January 2003); Thrivent Financial for
Lutherans from 2000 to 2003; Attorney Private Practice,
1997 to 2000

Doug G. Hess, Born 1967	2003	1
615 E. Michigan Street Milwaukee, WI 53202 Treasurer Vice President Compliance and Administration, U.S. Bancorp Fund Services. LLC (since March 1997)

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Advisor

Segall, Bryant & Hamill
10 South Wacker Drive, Suite 2150
Chicago, Illinois 60606
www.sbhic.com

Distributor

Quasar Distributors,
LLC 615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank, N.A.
 425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent/Shareholder Servicing

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
877-829-8413

Independent Accountants

Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-829-8413.

Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/04	FYE 4/30/03

Audit Fees	$13,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$1,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

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Non-Audit Related Fees	FYE 4/30/2004	FYE 4/30/2003

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees.

Item 10. Controls and Procedures.

(a)   The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 11. Exhibits.

(a)   (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)   Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
                                                           Eric M. Banhazl, President

Date __7/2/04____________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
                                                            Eric M. Banhazl, President

Date ___7/2/04___________

By (Signature and Title)* _/s/ Douglas G. Hess
                                                              Douglas G. Hess, Treasurer

Date ___7/2/04___________

* Print the name and title of each signing officer under his or her signature.

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